Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	12 Months Ended
Dec. 31, 2021 USD ($)
Level 1 [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 345,019,584
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	8,047,125
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 5,846,800